Notes Receivable (Details Narrative) - Manufacturing and Distributorship Agreement [Member] - USD ($)			3 Months Ended	12 Months Ended
	Mar. 24, 2021	Feb. 04, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount loaned as per agreement		$ 500,000
Interest rate		3.00%
Amount repaid as a reduction of inventory costs			$ 131,594	$ 131,594	$ 33,100
Principal amount			115,372	115,372	22,714
Interest amount			16,222	16,222	10,386
Principal amount	$ 15,000
Total due from nanuva			397,115	404,163	392,625
Principal amount receivable			374,728	384,628	384,628
Interest amount receivable			$ 22,387	$ 19,535	$ 7,997
Expiration date		May 31, 2027